Licensing Agreements (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2020
Royalty payment on behalf of sub-licensee, percentage			2.50%
Sales revenue
Interest on amounts owed under license agreement, rate			3.00%
Licensing Agreements [Member]
Royalty payment, percentage			2.50%
Up-front sub-license fees, percentage			10.00%